Trade And Other Receivables	12 Months Ended
Nov. 30, 2021
Trade And Other Receivables Explanatory [Abstract]
Trade and other receivables
7.	Trade and other receivables

	2021	2020

Trade receivables	$9,261	$10,947

Sales tax receivable	243	407

Other receivables	983	1,076

	$10,487	$12,430